OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other current receivables [abstract]
OTHER RECEIVABLES
NOTE 8:-	OTHER RECEIVABLES

	Year ended December 31,
	2016	2017

Government authorities	61	226
BARDA funds	953	2,175
Prepaid expenses and other	224	129
Former shareholder, net (see Note 15d)	1,169	666

	2,407	3,196